REVENUE FROM CONTRACT WITH CUSTOMERS - Contract Balances (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Contract with Customer, Liability [Abstract]
Current contract liabilities	¥ 1,179	$ 169	¥ 1,005
Long-term contract liabilities	559	$ 80	458
Total contract liabilities	1,738		1,463
Initial fee on pre opening hotels	¥ 448		¥ 329